Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Operations [Abstract]
Net sales	$ 2,637	$ 2,588	$ 2,083
Costs and expenses:
Cost of sales, excluding depreciation	1,798	1,645	1,420
Selling, general and administrative expenses	389	388	346
Depreciation and amortization expenses	197	197	191
Research and development expenses	78	73	63
Restructuring and other costs (note 2(v))	33	23	23
Operating income	142	262	40
Other income (expense):
Interest expense, net (notes 7 and 9)	(256)	(249)	(258)
Other income, net			12
Gain (loss) on extinguishment and exchange of debt (notes 2(c) and 9)	7	(78)	179
Loss before income taxes (benefit) and losses from unconsolidated entities	(107)	(65)	(27)
Income taxes (benefit) (note 13)	27	(2)	15
Loss before losses from unconsolidated entities	(134)	(63)	(42)
Losses from unconsolidated entities	(6)
Net loss	(140)	(63)	(42)
Net income attributable to noncontrolling interests (note 11)	(1)	(1)
Net loss attributable to Momentive Performance Materials Inc.	$ (141)	$ (64)	$ (42)